Equity - Share Capital (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Jan. 30, 2025 $ / shares shares	May 03, 2024 $ / shares shares	Apr. 11, 2024 $ / shares shares	Apr. 09, 2024 $ / shares shares	Nov. 01, 2023 $ / shares shares	Apr. 27, 2023 $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 30, 2025 $ / shares
Value of Shareholding [Abstract]
Beginning balance							$ 414,012	$ 315,178
Shares issued							31,761	93,477	$ 21,770
Ending balance							$ 479,962	$ 414,012	$ 315,178
ImaginAb
Value of Shareholding [Abstract]
Share price (in dollars per share) | $ / shares	$ 14.56
Share capital
Number of Shares [Abstract]
Beginning balance (in shares) | shares							334,725,000	323,727,000	316,343,000
Shares issued through the exercise of share options and warrants (in shares) | shares							1,693,000	525,000	3,879,000
Transaction costs arising on new share issues (in shares) | shares							0	0	0
Ending balance (in shares) | shares							338,778,000	334,725,000	323,727,000
Value of Shareholding [Abstract]
Beginning balance							$ 414,012	$ 315,178	$ 265,551
Shares issued through the exercise of share options and warrants							29,722	5,357	27,857
Shares issued							31,761	93,477	21,770
Transaction costs arising on new share issues							0	0	0
Ending balance							$ 479,962	$ 414,012	$ 315,178
Volume weighted average period						10 days
Volume weighted average price (in dollars per share) | $ / shares						$ 8.73
Share capital | Second Tranche
Value of Shareholding [Abstract]
Share price (in dollars per share) | $ / shares		$ 18.05
Share capital | Dedicaid
Number of Shares [Abstract]
Shares issued (in shares) | shares						207,000	37,575	0	207,000
Value of Shareholding [Abstract]
Shares issued							$ 467	$ 0	$ 1,213
Share capital | Lightpoint
Number of Shares [Abstract]
Shares issued (in shares) | shares					3,298,000		269,075	0	3,298,000
Value of Shareholding [Abstract]
Shares issued							$ 4,467	$ 0	$ 20,557
Share price (in dollars per share) | $ / shares					$ 9.37
Share capital | IsoTherapeutics
Number of Shares [Abstract]
Shares issued (in shares) | shares				717,587			0	718,000	0
Value of Shareholding [Abstract]
Shares issued							$ 0	$ 5,816	$ 0
Share price (in dollars per share) | $ / shares				$ 12.42
Share capital | ARTMS
Number of Shares [Abstract]
Shares issued (in shares) | shares			5,674,365				0	5,675,000	0
Value of Shareholding [Abstract]
Shares issued							$ 0	$ 46,733	$ 0
Share price (in dollars per share) | $ / shares			$ 12.62
Share capital | QSAM
Number of Shares [Abstract]
Shares issued (in shares) | shares							0	4,080,000	0
Value of Shareholding [Abstract]
Shares issued							$ 0	$ 40,928	$ 0
Share capital | QSAM | First Tranche
Number of Shares [Abstract]
Shares issued (in shares) | shares		3,671,120
Value of Shareholding [Abstract]
Share price (in dollars per share) | $ / shares		$ 14.80
Share capital | QSAM | Second Tranche
Number of Shares [Abstract]
Shares issued (in shares) | shares		409,026
Share capital | ImaginAb
Number of Shares [Abstract]
Shares issued (in shares) | shares	2,053,311						2,053,000	0	0
Value of Shareholding [Abstract]
Shares issued							$ 31,294	$ 0	$ 0
Share price (in dollars per share) | $ / shares										$ 24.37